Operating costs - Exceptional operating items (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 493	$ 1,297		$ 1,064
Staff costs	2,314	2,197		2,385
Other external charges	3,002	3,301		3,432
Other operating income	(21)	(40)		(18)
Total exceptional operating items (note 3)	(6,001)	(5,547)	[1],[2]	(5,897)	[1],[2]
Cost of sales	8,071	8,289	[2]	7,923	[2]
Other operating (income)/expenses	2,506	3,056	[2]	3,080	[2]
Total exceptional items
Depreciation, amortisation and impairment
Staff costs	2	11		0
Other external charges	127	75		68
Other operating income	0	(20)		0
Total exceptional operating items (note 3)	(56)	766		477
Cost of sales	57	80		0
Other operating (income)/expenses	(113)	686		477
Total exceptional items | Intangible assets [Member]
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	(231)	613		409
Total exceptional items | Property, plant and equipment
Depreciation, amortisation and impairment
Depreciation, amortisation and impairment	$ 46	$ 87		$ 0

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.